CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Class A common stock [Member]	Dec. 31, 2012 Class A common stock [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Class A common stock [Member]	Dec. 31, 2012 Successor [Member] Class B common stock [Member]	Dec. 31, 2011 Successor [Member] Class B common stock [Member]
Current Assets
Cash and cash equivalents	$ 1,389	$ 716			$ 716	$ 154
Accounts receivable, net of allowance for doubtful accounts	425	391			391	278
Inventories	749	914			914	311
Prepaid and other assets	37	38			38	22
Deferred income taxes	54	114			114	4
Total Current Assets	2,654	2,173			2,173	769
Noncurrent Assets
Property, plant and equipment, net	1,309	1,423			1,423	504
Mineral leaseholds, net	1,321	1,439			1,439	38
Intangible assets, net	313	326			326	325
Long-term deferred tax assets	170	91			91	9
Other long-term assets	80	59			59	12
Total Assets	5,847	5,511			5,511	1,657
Accounts payable:
Accounts payable	129	189			189	127
Related party						74
Accrued liabilities	180	209			209	46
Short-term Debt		30			30
Long-term debt due within one year	18	10			10	6
Income taxes payable	8	24			24	28
Current deferred income taxes	1	5			5
Total Current Liabilities	336	467			467	281
Noncurrent Liabilities
Long-term debt	2,390	1,605			1,605	421
Pension and postretirement healthcare benefits	177	176			176	142
Asset retirement obligations	96	106			106	29
Deferred income taxes	209	222			222	19
Other	49	53			53	13
Total Noncurrent Liabilities					2,162	624
Total Liabilities	3,257	2,629			2,629	905
Contingencies and Commitments
Shareholders' Equity
Common stock, value			1	1			1
Capital in excess of par value	1,441	1,429			1,429	579
Retained earnings	1,187	1,314			1,314	242
Accumulated other comprehensive loss	(245)	(95)			(95)	(57)
Tronox Incorporated treasury shares, at cost - 472,565 shares at December 31, 2011(1)						(12)
Total Shareholders' Equity	2,384	2,649			2,649	752
Noncontrolling interest	206	233			233
Total Equity	2,590	2,882	1	1	2,882	752	1
Total Liabilities and Equity	$ 5,847	$ 5,511			$ 5,511	$ 1,657